Business Combinations	12 Months Ended
Oct. 31, 2022
Business Combinations

8.	Business Combinations

8.1	Golden Harvests, LLC (“Golden Harvests”)

In February 2020, the Company, through its subsidiary GR Michigan, LLC, signed an Option to Purchase Agreement (the “Option Agreement”) to acquire a 60% controlling interest in Golden Harvests, LLC (“Golden Harvests”). Golden Harvests is a Michigan-based, fully licensed, and operating cultivation company located in Bay City, Michigan. During the year ended October 31, 2021, the Company’s majority controlled subsidiary GR Michigan, LLC, terminated the Option Agreement. Simultaneously with the termination of the Option Agreement, a new entity, Canopy, majority-owned by the CEO, signed an option agreement to purchase Golden Harvests under similar terms (the “New Option”). Canopy has already been approved by the State of Michigan for licensing and this facilitated the Company’s ability to accelerate its option exercise to obtain a 60% interest in Golden Harvests. At October 31, 2022, the Company had an option to acquire 87% of the CEO’s membership interest in Canopy, which, when exercised, pending approval by the State of Michigan of the Company’s application, would provide identical economic rights as the Company originally had in the Option Agreement. Canopy was majority owned by GRIN’s CEO, who has a fiduciary responsibility to the Company and was prohibited from omitting or taking certain actions relating to Canopy where to do so would be contrary to the economic benefits which the Company expected to derive from the acquisition of Golden Harvests. The Company exercised its option to obtain 87% of Canopy subsequent to October 31, 2022. Canopy acquired a 60% controlling interest in Golden Harvests in May 2021. Canopy was consolidated with a 100% non-controlling interest during the years ended October 31, 2022 and 2021.

On May 1, 2021, the Company acquired Golden Harvests, a United States company based in Michigan specialize in the cultivation and wholesale of adult use and recreational flower. The Company acquired Golden Harvests by exercising an option to acquire a controlling 60% interest in Golden Harvests.

The Company acquired a controlling 60% interest in Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,181 and cash payments of $849,536. Consideration remaining to be paid at the date of these Financial Statements included cash payments of $358,537 and 200,000 common shares with an aggregate fair value of $35,806.

Total consideration	Common shares	$
Cash paid	-	479,000
Cash payable	-	370,537
Common shares issued	825,000	122,376
Common shares issuable	200,000	35,806
Total	1,025,000	1,007,719

Net identifiable assets acquired (liabilities assumed)	$
Cash	386,128
Accounts receivable	155,067
Prepaids and other current assets	91,464
Intangible asset: grow licenses	154,000
Biological assets	477,672
Inventory	309,439
Property, plant, and equipment	1,311,917
Net identifiable assets	2,885,687
Accounts payable and accrued liabilities	(542,630)
Notes payable	(227,056)
Lease liabilities	(564,309)
Income taxes	(117,500)
Net identifiable assets acquired	1,434,192

Net cash acquired during the year ended October 31, 2021, was $76,128, which is acquired cash of $386,128 net of payments of $310,000.

Purchase price allocation	$
Net identifiable assets acquired	1,434,192
Goodwill	245,339
Gross purchase price allocation	1,679,531
Purchase consideration (60% controlling interest)	1,007,719

Net cash flows	Prior to November 1, 2020	Year ended October 31, 2021	Year ended October 31, 2022	Future payments	Total
	$	$	$	$	$
Cash consideration paid prior to October 31, 2020	(175,000)	-		-	(175,000)
Cash consideration paid after November 1, 2020	-	(310,000)		-	(310,000)
Cash acquired	-	386,128		-	386,128
	(175,000)	76,128		-	(98,872)
Future cash payments	-	-		(360,000)	(360,000)
Payments against acquisition consideration payable	-	(6,000)	(2,000)	-	(8,000)
Net cash flows upon completion of all payments	(175,000)	70,128	(2,000)	(360,000)	(466,872)

Goodwill arising from the acquisition represents expected synergies, future income growth, and other intangibles that do not qualify for separate recognition. The goodwill arising on this acquisition is expected to be fully deductible for tax purposes.

On December 1, 2021, the Company and the seller of the 60% controlling interest in Golden Harvests agreed to extend the due date of the cash portion of business acquisition consideration payable until December 31, 2024, in exchange for monthly payments at a rate of 18% per annum. The Company may pay all or part of the cash portion of the business acquisition consideration payable prior to December 31, 2024. The Company also agreed to issue the remaining 200,000 shares issuable as business acquisition consideration by May 15, 2022. The following table summarizes the movement in business acquisition consideration payable.

Business acquisition consideration payable	$
Acquisition date fair value	370,537
Payments from acquisition date to October 31, 2022	(8,000)
Application of prepayments	(4,000)
Accretion	1,463
Balance – October 31, 2022	360,000

Prior to the Company’s acquisition of Golden Harvests on May 1, 2021, the Company was contracted to provide management services to Golden Harvests. Under this agreement and prior to the consolidation of Golden Harvests, the Company reported service revenues of $344,055 and incurred costs of service revenues of $154,353 during the six months ended April 30, 2021.